Tax - Schedule of Income/(Loss) Before Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
PRC	$ (6,690)	$ 6,947	$ 7,997
Non-PRC	611	581	617
Income/(loss) before income tax expense	$ (6,079)	$ 7,528	$ 8,614